Troubled Debt Restructuring (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts		3
Pre- Modification Outstanding Recorded Investment		$ 152
Post-Modification Outstanding Recorded Investment		68
Interest Only		0
Term		0
Combination		68
Total Modification		68
Commercial Real Estate
Financing Receivable, Modifications [Line Items]
Number of Contracts	4	3
Pre- Modification Outstanding Recorded Investment	3,243	464
Post-Modification Outstanding Recorded Investment	3,243	339
Interest Only	1,010	0
Term	356	339
Combination	1,877	0
Total Modification	$ 3,243	$ 339